11 Leases (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Low value leases expensed	£ 10	£ 29